UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Small Cap Growth Fund

Third Quarter Report

June 30, 2011

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 564, 478, 276, and 564 Small Blend funds, respectively.

To Our Shareholders,

For the quarter ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund (the “Fund”) declined 1.11% compared with the Russell 2000 Index decrease of 1.61%.

Enclosed is the portfolio of investments as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a)(b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (10/22/91)
Gabelli Small Cap Growth Fund Class AAA	(1.11)%	35.87%	9.67%	7.41%	9.46%	10.84%	13.23%
Russell 2000 Index	(1.61)	37.41	7.77	4.08	6.27	7.37	6.74	(f)
Class A	(0.53)	36.63	9.88	7.54	9.52	10.88	13.26
With sales charge (c)	(6.25)	28.78	7.73	6.27	8.87	10.44	12.92
Class B	(0.74)	35.58	9.05	6.72	8.90	10.46	12.94
With contingent deferred sales charge (d)	(5.70)	30.58	8.20	6.41	8.90	10.46	12.94
Class C	(0.71)	35.64	9.08	6.75	8.91	10.47	12.94
With contingent deferred sales charge (e)	(1.70)	34.64	9.08	6.75	8.91	10.47	12.94
Class I	(0.49)	36.97	10.16	7.72	9.61	10.94	13.31

In the current prospectus dated January 28, 2011, the expense ratios for Class AAA, A, B, C and I Shares are 1.44%, 1.44%, 2.19%, 2.19% and 1.19%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares and Class C Shares would have been lower and for Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(e)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(f)	Russell 2000 Index since inception performance is as of October 31, 1991.

Mario J. Gabelli, CFA

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 84.5%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$769,500

	Agriculture — 0.0%
80,000	Black Earth Farming Ltd., SDR†	309,872
12,000	Cadiz Inc.†	130,320
3,500	The Mosaic Co.	237,055

		677,247

	Automotive — 0.3%
22,000	Brembo SpA	313,611
87,000	Navistar International Corp.†	4,912,020
10,000	PACCAR Inc.	510,900
100,000	Penske Automotive Group Inc.	2,274,000
30,000	Winnebago Industries Inc.†	289,800

		8,300,331

	Automotive: Parts and Accessories — 5.4%
155,000	BorgWarner Inc.†	12,522,450
74,022	China Automotive Systems Inc.†	638,810
926,015	Dana Holding Corp.†	16,946,074
475,600	Federal-Mogul Corp.†	10,857,948
365,000	Midas Inc.†	2,306,800
619,000	Modine Manufacturing Co.†	9,514,030
22,500	Monro Muffler Brake Inc.	839,025
513,000	O’Reilly Automotive Inc.†	33,606,630
33,000	Puradyn Filter Technologies Inc.†	8,877
180,000	SORL Auto Parts Inc.†	810,000
80,375	Spartan Motors Inc.	434,025
365,000	Standard Motor Products Inc.	5,558,950
198,000	Strattec Security Corp. (a)	4,154,040
290,000	Superior Industries International Inc.	6,411,900
520,500	Tenneco Inc.†	22,938,435
320,000	The Pep Boys-Manny, Moe & Jack	3,497,600
27,000	Thor Industries Inc.	778,680
55,000	Wonder Auto Technology Inc.† (b)	298,100

		132,122,374

	Aviation: Parts and Services — 3.1%
25,000	AAR Corp.	677,250
10,000	Astronics Corp.†	308,000
2,500	Astronics Corp., Cl. B†	77,887
5,000	Barnes Group Inc.	124,050
5,000,000	BBA Aviation plc	17,453,897
510,000	Curtiss-Wright Corp.	16,508,700
37,320	Ducommun Inc.	767,672
1,125,465	GenCorp Inc.†	7,225,485
685,800	Kaman Corp.	24,325,326
89,000	Moog Inc., Cl. A†	3,873,280
16,100	Moog Inc., Cl. B†	694,876
65,000	Woodward Inc.	2,265,900

		74,302,323

Shares		Market Value

	Broadcasting — 0.7%
378,600	Acme Communications Inc.†	$507,324
195,000	Beasley Broadcast Group Inc., Cl. A†	811,200
23,300	Cogeco Inc.	1,041,488
290,000	Crown Media Holdings Inc., Cl. A†	553,900
2,433	Granite Broadcasting Corp.† (b)	0
330,000	Gray Television Inc.†	871,200
44,000	Gray Television Inc., Cl. A†	100,980
100,000	Liberty Media Corp. - Capital, Cl. A†	8,575,000
18,000	Pandora Media Inc.†	340,380
551,600	Salem Communications Corp., Cl. A	1,980,244
190,000	Sinclair Broadcast Group Inc., Cl. A	2,086,200
450,000	Sirius XM Radio Inc.†	985,500

		17,853,416

	Building and Construction — 1.7%
230,000	Beazer Homes USA Inc.†	779,700
200,000	D.R. Horton Inc.	2,304,000
200,000	Hovnanian Enterprises Inc., Cl. A†	482,000
33,000	Insituform Technologies Inc., Cl. A†	692,010
150,000	KB Home	1,467,000
334,000	Layne Christensen Co.†	10,133,560
245,000	Lennar Corp., Cl. A	4,446,750
165,000	MDC Holdings Inc.	4,065,600
150,000	Meritage Homes Corp.†	3,384,000
4,500	Nortek Inc.†	162,383
1,200	NVR Inc.†	870,576
225,000	Pulte Group Inc.†	1,723,500
181,000	Ryland Group Inc.	2,991,930
175,000	Standard Pacific Corp.†	586,250
71,000	Texas Industries Inc.	2,955,730
255,000	Toll Brothers Inc.†	5,288,700

		42,333,689

	Business Services — 4.4%
74,500	AboveNet Inc.	5,249,270
40,000	ACCO Brands Corp.†	314,000
95,033	Arbitron Inc.	3,927,714
110,000	Ascent Media Corp., Cl. A†	5,826,700
424,870	Clear Channel Outdoor Holdings Inc., Cl. A†	5,395,849
435,000	Diebold Inc.	13,489,350
550,000	Edgewater Technology Inc.†	1,485,000
380,000	Furmanite Corp.†	3,017,200
118,000	GP Strategies Corp.†	1,611,880
35,589	GSE Systems Inc.†	76,872
530,000	Intermec Inc.†	5,851,200
205,335	Internap Network Services Corp.†	1,509,212
22,000	Lamar Advertising Co., Cl. A†	602,140
14,500	Landauer Inc.	893,055
790,000	Live Nation Entertainment Inc.†	9,061,300
200,000	Macquarie Infrastructure Co. LLC	5,520,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
4,000	MDC Partners Inc., Cl. A	$72,240
120,000	Sohgo Security Services Co. Ltd.	1,344,513
170,000	Stamps.com Inc.	2,267,800
377,507	The Brink’s Co.	11,261,034
1,940,000	The Interpublic Group of Companies Inc.	24,250,000
55,000	Trans-Lux Corp.†	8,800
36,050	TransAct Technologies Inc.†	421,785
60,000	United Rentals Inc.†	1,524,000
100,000	ValueClick Inc.†	1,660,000

		106,640,914

	Cable — 1.5%
230,000	Adelphia Communications Corp., Cl. A† (b)	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0
230,000	Adelphia Recovery Trust†	3,220
500,000	Cablevision Systems Corp., Cl. A	18,105,000
10,000	Cogeco Cable Inc.	470,735
235,000	DIRECTV, Cl. A†	11,942,700
50,000	DISH Network Corp., Cl. A†	1,533,500
40,000	EchoStar Corp., Cl. A†	1,457,200
9,329	Liberty Global Inc., Cl. A†	420,178
9,329	Liberty Global Inc., Cl. C†	398,348
465,000	LIN TV Corp., Cl. A†	2,264,550
300,000	Mediacom Communications Corp., Cl. A† (b)	27,000
40,000	Outdoor Channel Holdings Inc.†	273,600

		36,896,031

	Closed-End Business Development Company — 0.1%
115,000	MVC Capital Inc.	1,521,450

	Closed-End Funds — 0.2%
98,000	The Central Europe and Russia Fund Inc.	4,258,100
38,225	The European Equity Fund Inc.	316,885
11,000	The Ibero-America Fund Inc.	83,710
54,738	The New Germany Fund Inc.	987,474

		5,646,169

	Commercial Services — 0.5%
120,000	Garda World Security Corp., Cl A†	1,209,394
275,000	Loomis AB, Cl. B	3,836,835
94,000	McGrath Rentcorp	2,639,520
800,000	Swisher Hygiene Inc.†	4,487,532

		12,173,281

	Communications Equipment — 0.8%
160,000	Communications Systems Inc.	2,868,800
97,000	Sycamore Networks Inc.	2,157,280
280,912	Thomas & Betts Corp.†	15,127,111

		20,153,191

Shares		Market Value

	Computer Software and Services — 1.6%
148,000	Activision Blizzard Inc.	$1,728,640
543,000	ADPT Corp.†	1,645,290
63,000	AOL Inc.†	1,251,180
230,000	EarthLink Inc.	1,769,850
120,000	Emulex Corp.†	1,032,000
220,000	FalconStor Software Inc.†	985,600
335,000	Global Sources Ltd.†	3,078,650
6,000	KIT Digital Inc.†	71,640
60,000	Mentor Graphics Corp.†	768,600
30,000	Mercury Computer Systems Inc.†	560,400
20,187	MKS Instruments Inc.	533,341
455,000	NCR Corp.†	8,594,950
75,000	Quantum Corp.†	247,500
100,000	Rockwell Automation Inc.	8,676,000
31,000	Stratasys Inc.†	1,044,700
300,000	Tyler Technologies Inc.†	8,034,000

		40,022,341

	Consumer Products — 1.7%
250,000	1-800-FLOWERS.COM Inc., Cl. A†	775,000
17,250	Adams Golf Inc.†	128,685
40,000	Brunswick Corp.	816,000
33,500	Chofu Seisakusho Co. Ltd.	838,488
60,000	Church & Dwight Co. Inc.	2,432,400
800,000	Eastman Kodak Co.†	2,864,000
2,000	Harley-Davidson Inc.	81,940
360,638	Marine Products Corp.†	2,423,487
20,000	National Presto Industries Inc.	2,029,800
450,000	Sally Beauty Holdings Inc.†	7,695,000
830,994	Schiff Nutrition International Inc.	9,298,823
6,907	Steven Madden Ltd.†	259,082
230,000	Stewart Enterprises Inc., Cl. A	1,679,000
150,000	Swedish Match AB	5,029,880
87,425	Syratech Corp.†	2,216
20,000	The Scotts Miracle-Gro Co., Cl. A	1,026,200
22,000	WD-40 Co.	858,880
70,000	Wolverine World Wide Inc.	2,922,500

		41,161,381

	Consumer Services — 1.0%
52,000	Bowlin Travel Centers Inc.†	83,720
2,750	Collectors Universe Inc.	40,728
20,000	IAC/InterActiveCorp.†	763,400
225,023	KAR Auction Services Inc.†	4,255,185
241,900	Martha Stewart Living Omnimedia Inc., Cl. A†	1,049,846
600,000	Rollins Inc.	12,228,000
110,000	SearchMedia Holdings Ltd.†	209,000
560,000	TiVo Inc.†	5,762,400

		24,392,279

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 6.3%
27,000	Acuity Brands Inc.	$1,506,060
73,000	Albany International Corp., Cl. A	1,926,470
1,000	American Railcar Industries Inc.†	23,450
205,000	Ampco-Pittsburgh Corp.	4,807,250
6,000	Anixter International Inc.	392,040
420,000	Crane Co.	20,752,200
3,000	ESCO Technologies Inc.	110,400
18,000	Foster Wheeler AG†	546,840
14,000	Gardner Denver Inc.	1,176,700
115,000	Greif Inc., Cl. A	7,478,450
83,000	Greif Inc., Cl. B	5,000,750
1,185,000	Griffon Corp.†	11,944,800
363,000	Handy & Harman Ltd.†	5,586,570
190,000	Jardine Strategic Holdings Ltd.	5,814,000
420,000	Katy Industries Inc.† (a)	38,850
56,073	Kaydon Corp.	2,092,644
20,000	Key Technology Inc.†	323,400
98,000	Lincoln Electric Holdings Inc.	3,513,300
71,000	Lindsay Corp.	4,884,800
10,002	Lydall Inc.†	119,624
605,000	Magnetek Inc.†	1,101,100
32,000	Matthews International Corp., Cl. A	1,284,800
410,000	Myers Industries Inc.	4,214,800
572,000	National Patent Development Corp.†	915,200
140,000	Oil-Dri Corp. of America	2,998,800
130,000	Olin Corp.	2,945,800
298,000	Park-Ohio Holdings Corp.†	6,299,720
87,000	Precision Castparts Corp.	14,324,550
33,000	Raven Industries Inc.	1,838,430
32,000	Roper Industries Inc.	2,665,600
242,000	Sevcon Inc.† (a)	1,565,740
90,000	Sonoco Products Co.	3,198,600
122,070	Standex International Corp.	3,743,887
50,000	Terex Corp.†	1,422,500
387,000	Textron Inc.	9,137,070
330,073	Tredegar Corp.	6,056,840
55,000	Trinity Industries Inc.	1,918,400
147,000	Tyco International Ltd.	7,266,210

		150,936,645

	Educational Services — 0.5%
60,000	Career Education Corp.†	1,269,000
490,000	Corinthian Colleges Inc.†	2,087,400
430,665	Universal Technical Institute Inc.	8,514,247

		11,870,647

	Electronics — 1.7%
60,000	Badger Meter Inc.	2,219,400
242,000	Bel Fuse Inc., Cl. A (a)	5,614,400

Shares		Market Value

492,008	CTS Corp.	$4,757,717
73,000	Cypress Semiconductor Corp.†	1,543,220
1,000	Gentex Corp.	30,230
100,055	Greatbatch Inc.†	2,683,475
20,000	IMAX Corp.†	648,600
8,000	International Rectifier Corp.†	223,760
120,000	KEMET Corp.†	1,714,800
110,000	Methode Electronics Inc.	1,277,100
3,000	Mocon Inc.	46,110
315,000	Park Electrochemical Corp.	8,804,250
140,000	Pulse Electronics Corp.	618,800
180,000	Stoneridge Inc.†	2,653,200
320,000	Trident Microsystems Inc.†	220,800
9,000	Universal Display Corp.†	315,810
300,000	Verigy Ltd.†	4,491,000
305,000	Zoran Corp.†	2,562,000
120,000	Zygo Corp.†	1,586,400

		42,011,072

	Energy and Utilities — 6.6%
20,000	A123 Systems Inc.†	106,400
380,000	Black Hills Corp.	11,434,200
110,000	Callon Petroleum Co.†	772,200
55,000	Central Vermont Public Service Corp.	1,988,250
110,000	CH Energy Group Inc.	5,858,600
36,000	Chesapeake Utilities Corp.	1,441,080
45,000	CMS Energy Corp.	886,050
23,000	Connecticut Water Service Inc.	588,340
7,000	Consolidated Water Co. Ltd.	65,030
155,000	Covanta Holding Corp.	2,555,950
6,500	Dawson Geophysical Co.†	221,975
415,000	El Paso Electric Co.	13,404,500
25,000	Ener1 Inc.†	27,500
48,000	Energy Recovery Inc.†	156,960
22,333	Gamesa Corporacion Tecnologica SA†	180,392
220,000	Great Plains Energy Inc.	4,560,600
70,000	Key Energy Services Inc.†	1,260,000
45,000	Middlesex Water Co.	836,100
40,000	National Fuel Gas Co.	2,912,000
65,000	NorthWestern Corp.	2,152,150
80,000	Oceaneering International Inc.	3,240,000
220,000	Otter Tail Corp.	4,642,000
10,000	Patterson-UTI Energy Inc.	316,100
85,700	Pennichuck Corp.	2,463,875
1,200,372	PNM Resources Inc.	20,094,227
132,000	Rowan Companies Inc.†	5,122,920
1,580,000	RPC Inc.	38,773,200
145,000	SJW Corp.	3,514,800
300,000	Southern Union Co.	12,045,000
180,096	Southwest Gas Corp.	6,953,507
45,000	Tesoro Corp.†	1,030,950

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
10,000	The Laclede Group Inc.	$378,300
45,000	The York Water Co.	744,750
25,000	Union Drilling Inc.†	257,250
10,000	Vestas Wind Systems A/S†	232,337
70,000	Voyager Oil & Gas Inc.†	207,900
210,000	Westar Energy Inc.	5,651,100

		157,076,493

	Entertainment — 1.4%
100,000	Carmike Cinemas Inc.†	691,000
6,048	Chestnut Hill Ventures† (b)	396,570
32,000	Discovery Communications Inc., Cl. A†	1,310,720
32,000	Discovery Communications Inc., Cl. C†	1,169,600
331,050	Dover Motorsports Inc.†	612,443
245,000	Fisher Communications Inc.†	7,305,900
28,000	International Speedway Corp., Cl. A	795,480
5,500	International Speedway Corp., Cl. B	154,330
10,000	Rovi Corp.†	573,600
450,000	Take-Two Interactive Software Inc.†	6,876,000
270,000	The Madison Square Garden Inc., Cl. A†	7,433,100
215,000	Universal Entertainment Corp.	7,143,966
50,000	World Wrestling Entertainment Inc., Cl. A	476,500

		34,939,209

	Environmental Services — 0.5%
1,500	Renegy Holdings Inc.†	390
400,000	Republic Services Inc.	12,340,000

		12,340,390

	Equipment and Supplies — 9.1%
22,500	A.O. Smith Corp.	951,750
372,000	AMETEK Inc.	16,702,800
5,000	AZZ Inc.	229,000
495,000	Baldwin Technology Co. Inc., Cl. A†	584,100
25,000	Belden Inc.	871,500
55,000	Capstone Turbine Corp.†	84,150
525,371	CIRCOR International Inc.	22,501,640
343,000	CLARCOR Inc.	16,217,040
330,000	Core Molding Technologies Inc.†	2,960,100
168,000	Crown Holdings Inc.†	6,521,760
4,000	Danaher Corp.	211,960
90,000	Donaldson Co. Inc.	5,461,200
222,000	Entegris Inc.†	2,246,640
250,000	Federal Signal Corp.	1,640,000
103,000	Flowserve Corp.	11,318,670
160,000	Franklin Electric Co. Inc.	7,512,000
222,000	Gerber Scientific Inc.†	2,470,860
155,000	Graco Inc.	7,852,300
1,040,000	GrafTech International Ltd.†	21,080,800
101,000	IDEX Corp.	4,630,850

Shares		Market Value

425,000	Interpump Group SpA	$3,636,271
5,500	Itron Inc.†	264,880
7,000	Jarden Corp.	241,570
210,049	L.S. Starrett Co., Cl. A	2,153,002
40,000	Littelfuse Inc.	2,348,800
229,000	Lufkin Industries Inc.	19,705,450
55,000	Maezawa Kyuso Industries Co. Ltd.	802,062
82,000	Met-Pro Corp.	933,160
5,000	Mine Safety Appliances Co.	186,700
64,013	Mueller Industries Inc.	2,426,733
12,000	Plantronics Inc.	438,360
2,000	Regal-Beloit Corp.	133,540
130,000	Robbins & Myers Inc.	6,870,500
83,000	SL Industries Inc.†	1,954,650
5,000	Teleflex Inc.	305,300
293,000	Tennant Co.	11,699,490
610,000	The Gorman-Rupp Co.	20,093,400
85,000	The Greenbrier Cos. Inc.†	1,679,600
100,000	The Manitowoc Co. Inc.	1,684,000
22,000	The Middleby Corp.†	2,068,880
8,000	Valmont Industries Inc.	771,120
94,000	Vicor Corp.	1,519,980
7,875	Watsco Inc., Cl. B	535,500
153,000	Watts Water Technologies Inc., Cl. A	5,417,730

		219,919,798

	Financial Services — 4.1%
10,616	Alleghany Corp.†	3,536,296
25,287	Argo Group International Holdings Ltd.	751,530
460,000	Artio Global Investors Inc.	5,198,000
10,121	BCB Holdings Ltd.†	8,772
120,000	BKF Capital Group Inc.†	161,400
12,500	Capitol Federal Financial Inc.	147,000
22,000	Crazy Woman Creek Bancorp Inc.†	220,550
150,000	Discover Financial Services	4,012,500
40,000	Duff & Phelps Corp., Cl. A	513,200
100,000	Epoch Holding Corp.	1,785,000
8,430	Fidelity Southern Corp.†	57,661
330,000	First Niagara Financial Group Inc.	4,356,000
190,000	Flushing Financial Corp.	2,470,000
50,000	Fortress Investment Group LLC, Cl. A†	241,000
880,000	GAM Holding AG†	14,444,246
45,000	Hudson Valley Holding Corp.	868,950
900,000	Janus Capital Group Inc.	8,496,000
100,000	KBW Inc.	1,870,000
745,072	KKR & Co. LP	12,159,575
135,000	Legg Mason Inc.	4,422,600
3,000	Leucadia National Corp.	102,300
25,470	M&T Bank Corp.	2,240,086
60,024	Medallion Financial Corp.	585,234
335,000	Nara Bancorp Inc.†	2,723,550
250,000	Och-Ziff Capital Management Group LLC, Cl. A	3,467,500

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
70,000	optionsXpress Holdings Inc.	$1,167,600
165,000	Oritani Financial Corp.	2,110,350
32,000	PrivateBancorp Inc.	441,600
240,000	Sterling Bancorp	2,277,600
292,000	SWS Group Inc.	1,749,080
10,000	T. Rowe Price Group Inc.	603,400
11,033	Tree.com Inc.†	56,489
10,000	Universal American Corp.	109,500
5,000	Value Line Inc.	67,050
460,000	Waddell & Reed Financial Inc., Cl. A	16,721,000

		100,142,619

	Food and Beverage — 7.0%
437,500	Arca Continental SAB de CV	3,131,272
47,000	Boston Beer Co. Inc., Cl. A†	4,211,200
38,100	Brown-Forman Corp., Cl. A	2,743,200
5,000	Brown-Forman Corp., Cl. B	373,450
200,000	Bull-Dog Sauce Co. Ltd.	412,397
3,500,000	China Tontine Wines Group Ltd.	598,198
280,000	Corn Products International Inc.	15,478,400
890,000	Davide Campari-Milano SpA	7,317,933
250,000	Dean Foods Co.†	3,067,500
380,000	Denny’s Corp.†	1,474,400
1,000	Diamond Foods Inc.	76,340
326,000	Dr Pepper Snapple Group Inc.	13,669,180
3,000,000	Dynasty Fine Wines Group Ltd.	882,841
27,000	Farmer Brothers Co.	273,780
255,000	Feihe International Inc.†	1,843,650
375,000	Flowers Foods Inc.	8,265,000
25,000	Green Mountain Coffee Roasters Inc.†	2,231,500
160,000	ITO EN Ltd.	2,828,147
25,000	J & J Snack Foods Corp.	1,246,250
1,310,000	Kikkoman Corp.	13,750,078
250,000	Lifeway Foods Inc.†	2,795,000
3,000	MEIJI Holdings Co. Ltd.	126,141
70,000	MGP Ingredients Inc.	609,700
450,000	Morinaga Milk Industry Co. Ltd.	1,917,272
85,000	NISSIN FOODS HOLDINGS CO. LTD.	3,090,429
10,000	Nutrisystem Inc.	140,600
4,000,000	Parmalat SpA†	15,046,840
72,000	Peet’s Coffee & Tea Inc.†	4,154,400
50,000	Ralcorp Holdings Inc.†	4,329,000
162,000	Rock Field Co. Ltd.	2,549,581
235,000	Smart Balance Inc.†	1,217,300
481,013	Snyders-Lance Inc.	10,404,311
410,000	The Hain Celestial Group Inc.†	13,677,600
66,000	The J.M. Smucker Co.	5,045,040
700,000	Tingyi (Cayman Islands) Holding Corp.	2,163,409
242,946	Tootsie Roll Industries Inc.	7,108,600

Shares		Market Value

90,000	United Natural Foods Inc.†	$3,840,300
4,500	Vina Concha Y Toro SA, ADR	235,530
1,200,000	Vitasoy International Holdings Ltd.	965,342
15,000	Willamette Valley Vineyards Inc.†	46,350
175,000	YAKULT HONSHA Co. Ltd.	5,047,513
45,000	Zhongpin Inc.†	471,600

		168,856,574

	Health Care — 4.9%
30,000	Alere Inc.†	1,098,600
50,000	Align Technology Inc.†	1,140,000
100,000	Allergan Inc.	8,325,000
70,000	American Dental Partners Inc.†	907,200
129,000	AngioDynamics Inc.†	1,835,670
8,000	Anika Therapeutics Inc.†	56,960
148,000	ArthroCare Corp.†	4,953,560
6,500	Bio-Rad Laboratories Inc., Cl. A†	775,840
70,000	Bio-Reference Laboratories Inc.†	1,463,000
51,005	BioLase Technology Inc.†	262,166
20,000	Bruker Corp.†	407,200
46,802	Cantel Medical Corp.	1,259,442
232,000	Cepheid Inc.†	8,036,480
158,000	Chemed Corp.	10,352,160
66,000	CONMED Corp.†	1,879,680
100,000	Continucare Corp.†	618,000
395,000	Cutera Inc.†	3,369,350
15,000	Cynosure Inc., Cl. A†	181,500
96,000	DexCom Inc.†	1,391,040
29,237	DGT Holdings Corp.†	233,457
187,024	Exactech Inc.†	3,368,302
180,000	Gentiva Health Services Inc.†	3,749,400
44,000	Henry Schein Inc.†	3,149,960
4,000	Heska Corp.†	38,640
26,000	ICU Medical Inc.†	1,136,200
290,000	IRIS International Inc.†	2,897,100
36,000	Kinetic Concepts Inc.†	2,074,680
42,000	Life Technologies Corp.†	2,186,940
133,000	MAKO Surgical Corp.†	3,954,090
7,000	Medivir AB, Cl. B†	145,806
40,000	MWI Veterinary Supply Inc.†	3,230,800
8,000	Neogen Corp.†	361,680
4,000	Nobel Biocare Holding AG†	81,546
50,000	Nordion Inc.	547,500
7,500	NuVasive Inc.†	246,600
105,000	Opko Health Inc.†	387,450
72,000	Orthofix International NV†	3,057,840
45,000	Owens & Minor Inc.	1,552,050
260,000	Pain Therapeutics Inc.†	1,006,200
384,500	Palomar Medical Technologies Inc.†	4,337,160
38,000	Par Pharmaceutical Cos. Inc.†	1,253,240
30,000	PSS World Medical Inc.†	840,300
628,500	Quidel Corp.†	9,521,775

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
240,002	Rochester Medical Corp.†	$2,169,618
230,000	RTI Biologics Inc.†	623,300
960,000	Sorin SpA†	2,720,265
2,300	Straumann Holding AG	553,970
2,000	Stryker Corp.	117,380
68,000	SurModics Inc.†	754,800
14,000	Syneron Medical Ltd.†	169,820
6,000	Techne Corp.	500,220
75,000	The Cooper Companies Inc.	5,943,000
48,000	United-Guardian Inc.	710,400
80,000	Vascular Solutions Inc.†	992,000
400,000	Wright Medical Group Inc.†	6,000,000
18,800	Young Innovations Inc.	536,176

		119,462,513

	Home Furnishings — 0.1%
28,000	Bassett Furniture Industries Inc.	220,640
48,000	Bed Bath & Beyond Inc.†	2,801,760

		3,022,400

	Hotels and Gaming — 2.3%
70,000	Ante5 Inc.†	74,900
200,000	Boyd Gaming Corp.†	1,740,000
110,000	Canterbury Park Holding Corp.†	1,598,300
158,092	Churchill Downs Inc.	7,126,787
128,000	Dover Downs Gaming & Entertainment Inc.	409,600
288,000	Gaylord Entertainment Co.†	8,640,000
400,000	Genting Singapore plc†	628,511
18,000	Home Inns & Hotels Management Inc., ADR†	684,720
110,000	Lakes Entertainment Inc.†	242,000
200,000	Las Vegas Sands Corp.†	8,442,000
1,400,000	Mandarin Oriental International Ltd.	2,926,000
35,000	Morgans Hotel Group Co.†	251,650
165,000	Orient-Express Hotels Ltd., Cl. A†	1,773,750
100,000	Penn National Gaming Inc.†	4,034,000
300,000	Pinnacle Entertainment Inc.†	4,470,000
180,000	Sonesta International Hotels Corp., Cl. A	3,576,600
2,000,000	The Hongkong & Shanghai Hotels Ltd.	3,341,172
220,000	The Marcus Corp.	2,173,600
24,000	Wynn Resorts Ltd.	3,444,960

		55,578,550

	Machinery — 1.4%
80,000	Astec Industries Inc.†	2,958,400
453,000	CNH Global NV†	17,508,450
15,000	Global Power Equipment Group Inc.†	397,800
44,500	Kennametal Inc.	1,878,345
6,000	Nordson Corp.	329,100
112,600	Twin Disc Inc.	4,349,738
131,000	Zebra Technologies Corp., Cl. A†	5,524,270

		32,946,103

Shares		Market Value

	Manufactured Housing and Recreational Vehicles — 0.3%
600,000	All American Group Inc.†	$120,000
75,000	Cavco Industries Inc.†	3,375,000
15,000	Drew Industries Inc.	370,800
30,000	Nobility Homes Inc.†	240,000
179,000	Skyline Corp.	3,132,500

		7,238,300

	Metals and Mining — 1.1%
52,003	Barrick Gold Corp.	2,355,216
10,000	Inmet Mining Corp.	719,581
106,000	Ivanhoe Mines Ltd.†	2,681,800
140,000	Kinross Gold Corp.	2,212,000
250,000	Lynas Corp Ltd.†	530,911
273,000	Materion Corp.†	10,092,810
100,000	Molycorp Inc.†	6,106,000
2,000	Northwest Pipe Co.†	52,120
52,100	Stillwater Mining Co.†	1,146,721
15,000	Yamana Gold Inc.	174,450

		26,071,609

	Paper and Forest Products — 0.1%
25,000	Schweitzer-Mauduit International Inc.	1,403,750
115,000	Wausau Paper Corp.	775,100

		2,178,850

	Publishing — 1.0%
65,000	Belo Corp., Cl. A†	489,450
70,000	Cambium Learning Group Inc.†	235,900
1,560,000	Il Sole 24 Ore SpA†	2,644,566
12,000	John Wiley & Sons Inc., Cl. B	608,460
1,080,000	Journal Communications Inc., Cl. A†	5,583,600
920,033	Media General Inc., Cl. A†	3,514,526
30,000	Meredith Corp.	933,900
260,000	News Corp., Cl. A	4,602,000
200,000	PRIMEDIA Inc.	1,410,000
415,000	The E.W. Scripps Co., Cl. A†	4,013,050

		24,035,452

	Real Estate — 1.0%
20,150	Capital Properties Inc., Cl. A	197,470
15,000	Capital Properties Inc., Cl. B (b)	147,000
118,046	Cohen & Steers Inc.	3,913,225
200,000	Griffin Land & Nurseries Inc.	6,498,000
10,000	Gyrodyne Co. of America Inc.†	677,850
107,000	Morguard Corp.	8,265,333
255,000	The St. Joe Co.†	5,314,200

		25,013,078

	Retail — 4.7%
96,010	99 Cents Only Stores†	1,943,242
256,000	Aaron’s Inc.†	7,234,560
260,000	AutoNation Inc.†	9,518,600

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
15,000	Barnes & Noble Inc.	$248,700
16,000	Best Buy Co. Inc.	502,560
125,000	Big 5 Sporting Goods Corp.	982,500
22,000	Biglari Holdings Inc.†	8,603,100
368,021	Casey’s General Stores Inc.	16,192,924
750,000	Coldwater Creek Inc.†	1,050,000
36,000	Collective Brands Inc.†	528,840
42,792	Copart Inc.†	1,994,107
100,000	HSN Inc.†	3,292,000
645,051	Ingles Markets Inc., Cl. A	10,675,594
319,600	Krispy Kreme Doughnuts Inc.†	3,039,396
170,000	Macy’s Inc.	4,970,800
46,000	Movado Group Inc.	787,060
148,000	Nathan’s Famous Inc.†	2,792,760
285,000	Pier 1 Imports Inc.†	3,297,450
59,000	Regis Corp.	903,880
300,000	Rush Enterprises Inc., Cl. B†	4,830,000
320,000	The Bon-Ton Stores Inc.	3,110,400
290,000	The Cheesecake Factory Inc.†	9,097,300
100,000	The Great Atlantic & Pacific Tea Co. Inc.†	17,000
196,200	Tractor Supply Co.	13,121,856
33,000	Village Super Market Inc., Cl. A	914,430
53,000	Weis Markets Inc.	2,158,690
168,000	Wendy’s/Arby’s Group Inc., Cl. A	851,760
195,073	Winn-Dixie Stores Inc.†	1,648,367

		114,307,876

	Semiconductors — 0.2%
200,000	National Semiconductor Corp.	4,922,000

	Specialty Chemicals — 4.8%
55,000	A. Schulman Inc.	1,385,450
27,500	Airgas Inc.	1,926,100
83,000	Albemarle Corp.	5,743,600
35,000	Arch Chemicals Inc.	1,205,400
73,000	Ashland Inc.	4,717,260
126,600	Chemtura Corp.†	2,304,120
11,000	Cytec Industries Inc.	629,090
2,185,400	Ferro Corp.†	29,371,776
340,000	H.B. Fuller Co.	8,302,800
91,000	Hawkins Inc.	3,296,020
950,000	Huntsman Corp.	17,907,500
85,000	Material Sciences Corp.†	616,250
37,000	NewMarket Corp.	6,316,270
350,000	Omnova Solutions Inc.†	2,436,000
67,000	Penford Corp.†	355,100
13,000	Quaker Chemical Corp.	559,130
50,000	Rhodia SA	2,268,047
100,000	Rockwood Holdings Inc.†	5,529,000

Shares		Market Value

265,000	Sensient Technologies Corp.	$9,823,550
600,000	Zep Inc.	11,340,000

		116,032,463

	Telecommunications — 1.5%
30,000	Atlantic Tele-Network Inc.	1,150,800
1,780,000	Cincinnati Bell Inc.†	5,909,600
6,795	Community Service Communications Inc.	6,625
110,000	HickoryTech Corp.	1,306,800
3,000	IDT Corp., Cl. B	81,060
12,500	Loral Space & Communications Inc.†	868,375
128,000	New Ulm Telecom Inc.	812,800
300,000	PAETEC Holding Corp.†	1,437,000
116,000	Rogers Communications Inc., Cl. B	4,584,320
63,000	Shenandoah Telecommunications Co.	1,072,260
1,600,000	Sprint Nextel Corp.†	8,624,000
37,584	Verizon Communications Inc.	1,399,252
815,000	VimpelCom Ltd., ADR	10,399,400
53,000	Winstar Communications Inc.† (b)	53

		37,652,345

	Transportation — 0.8%
473,000	GATX Corp.	17,557,760
2,000	Grupo TMM SA, Cl. A, ADR†	3,480
2,000(c)	Irish Continental Group plc	46,876
28,676	K-Sea Transportation Partners LP†	233,709
131,800	Providence and Worcester Railroad Co.	1,870,242
45,000	RailAmerica Inc.†	675,000

		20,387,067

	Wireless Communications — 0.1%
25,000	Millicom International Cellular SA, SDR	2,608,613

	TOTAL COMMON STOCKS	2,054,516,583

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd.	2,109,980

	RIGHTS — 0.1%
	Health Care — 0.1%
916,900	Sanofi, CVR, expire 12/31/20†	2,209,729

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	1,835

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	1
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0

		1

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/11†	24,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	WARRANTS (Continued)
	Retail — 0.0%
230,189	Talbots Inc., expire 04/06/15†	$27,623

	TOTAL WARRANTS	53,459

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$ 400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (d)	510,000

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/12† (b)	0

	U.S. GOVERNMENT OBLIGATIONS — 15.3%
373,418,000	U.S. Treasury Bills††, 0.002% to 0.175%, 07/07/11 to 12/22/11	373,386,846

	TOTAL INVESTMENTS — 100.0% (Cost $1,650,781,125)	$2,432,786,597

	Aggregate tax cost	$1,657,505,145

	Gross unrealized appreciation	$859,198,111
	Gross unrealized depreciation	(83,916,659)

	Net unrealized appreciation/depreciation	$775,281,452

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $868,724 or 0.04% of total investments.
(c)	Denoted in units.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of the Rule 144A security amounted to $510,000 or 0.02% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES: ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$131,824,274	—	$298,100	$132,122,374
Broadcasting	17,853,416	—	0	17,853,416
Cable	36,896,031	—	0	36,896,031
Consumer Products	41,159,165	$2,216	—	41,161,381
Entertainment	34,542,639	—	396,570	34,939,209
Real Estate	24,866,078	147,000	—	25,013,078
Telecommunications	37,652,292	—	53	37,652,345
Other Industries (a)	1,728,878,749	—	—	1,728,878,749
Total Common Stocks	2,053,672,644	149,216	694,723	2,054,516,583
Preferred Stocks (a)	2,109,980	—	—	2,109,980
Rights (a)	2,209,729	—	—	2,209,729
Warrants:
Broadcasting	—	—	1	1
Other Industries (a)	53,458	—	—	53,458
Total Warrants	53,458	—	1	53,459
Convertible Corporate Bonds (a)	—	510,000	—	510,000
Corporate Bonds (a)	—	—	0	0
U.S. Government Obligations	—	373,386,846	—	373,386,846
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,058,045,811	$374,046,062	$694,724	$2,432,786,597

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$—	$—	$—	$(93,360)	$—	$—	$391,460	$—	$298,100	$(93,360)
Broadcasting	2	—	—	(2)	—	—	—	—	0	(2)
Cable	0	—	—	—	—	—	—	—	0	—
Entertainment	275,466	—	—	121,104	—	—	—	—	396,570	121,104
Telecommunications	53	—	—	—	—	—	—	—	53	—
Total Common Stocks	275,521	—	—	27,742	—	—	391,460	—	694,723	27,742
Preferred Stocks:
Broadcasting	88	—	121	(88)	—	(121)	—	—	—	—
Warrants:
Broadcasting	—	—	—	(5)	—	—	6	—	1	(5)
Corporate Bonds	—	—	—	(1,185)	—	—	1,185	—	0	(1,185)
TOTAL INVESTMENTS IN SECURITIES	$275,609	$—	$121	$26,464	$—	$(121)	$392,651	$—	$694,724	$26,552

†	The Fund’s policy is to recognize transfers into and transfer out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2011. For the restricted securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended June 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $13,676,652, which are available to reduce future required distributions of net capital gains to shareholders. $1,435,829 of the loss carryforward is available through 2017; $12,240,823 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Fund deferred currency losses of $25,535.

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer

KeySpan Corp.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Robert J. Morrissey

Attorney-at-Law

Morrissey, Hawkins & Lynch

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Peter D. Goldstein Chief Compliance Officer	Agnes Mullady Treasurer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q211SR

The

Gabelli

Small Cap

Growth

Fund

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 564, 478, 276, and 564 Small Blend funds, respectively.

THIRD QUARTER REPORT

JUNE 30, 2011

The Gabelli Equity Income Fund

Third Quarter Report — June 30, 2011

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 1,114, 964, 543, and 1,114 Large Value funds, respectively.

To Our Shareholders,

For the quarter ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund (the “Fund”) rose 1.16% compared with the Standard & Poor’s (“S&P”) 500 Index increase of 0.10%.

Enclosed is the portfolio of investments as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (01/02/92)
Gabelli Equity Income Fund Class AAA	1.16%	32.62%	5.30%	5.02%	6.58%	9.19%	10.24%
S&P 500 Index	0.10	30.69	3.34	2.94	2.72	6.50	8.23	(f)
Nasdaq Composite Index	(0.03)	32.87	7.63	5.96	3.28	6.45	8.02
Lipper Equity Income Fund Average	0.52	29.68	3.42	2.46	3.71	6.23	7.76
Class A	1.16	32.66	5.32	5.04	6.57	9.19	10.23
With sales charge (c)	(4.66)	25.03	3.26	3.80	5.94	8.76	9.90
Class B	0.93	31.69	4.51	4.23	5.97	8.78	9.92
With contingent deferred sales charge (d)	(4.07)	26.69	3.59	3.89	5.97	8.78	9.92
Class C	0.98	31.67	4.53	4.25	5.99	8.79	9.93
With contingent deferred sales charge (e)	(0.02)	30.67	4.53	4.25	5.99	8.79	9.93
Class I	1.24	32.99	5.61	5.23	6.68	9.26	10.29

In the current prospectus dated January 28, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.44%, 1.44%, 2.19%, 2.19%, and 1.19%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and Class I Shares would have been higher due to differences in expenses associated with these classes of shares. The S&P 500 Index and Nasdaq Composite Index are an unmanaged indicators of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds tracked by Lipper, Inc. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(e)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(f)	S&P 500 Index since inception performance is as of December 31, 1991.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Mario J. Gabelli, CFA

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.3%
	Aerospace — 3.6%
2,000	Lockheed Martin Corp.	$161,940
10,000	Raytheon Co.	498,500
330,000	Rockwell Automation Inc.	28,630,800
2,000	Rockwell Collins Inc.	123,380
1,400,000	Rolls-Royce Holdings plc,†	14,492,753
134,400,000	Rolls-Royce Holdings plc, CI. C†	215,706
405,000	The Boeing Co.	29,941,650

		74,064,729

	Agriculture — 0.7%
99,000	Archer-Daniels-Midland Co.	2,984,850
150,000	Monsanto Co.	10,881,000
12,000	The Mosaic Co.	812,760

		14,678,610

	Automotive — 1.2%
1,075,000	Ford Motor Co.†	14,824,250
139,000	Navistar International Corp.†	7,847,940
26,000	PACCAR Inc.	1,328,340

		24,000,530

	Automotive: Parts and Accessories — 2.2%
535,000	Genuine Parts Co.	29,104,000
6,000	Johnson Controls Inc.	249,960
70,000	Modine Manufacturing Co.†	1,075,900
155,000	O’Reilly Automotive Inc.†	10,154,050
55,100	Tenneco Inc.†	2,428,257
140,000	The Pep Boys - Manny, Moe & Jack	1,530,200

		44,542,367

	Aviation: Parts and Services — 0.3%
65,000	Curtiss-Wright Corp.	2,104,050
76,700	GenCorp Inc.†	492,414
4,000	Precision Castparts Corp.	658,600
21,000	United Technologies Corp.	1,858,710

		5,113,774

	Broadcasting — 0.4%
290,000	CBS Corp., Cl. A, Voting	8,343,300
132	Granite Broadcasting Corp.† (a)	0

		8,343,300

	Business Services — 0.5%
30,000	Automatic Data Processing Inc.	1,580,400
193,000	Diebold Inc.	5,984,930
4,000	Landauer Inc.	246,360
10,500	MasterCard Inc., Cl. A	3,164,070

		10,975,760

	Cable and Satellite — 0.7%
130,000	Cablevision Systems Corp., Cl. A	4,707,300
10,000	DIRECTV, Cl. A†	508,200

Shares		Market Value

190,000	DISH Network Corp., Cl. A†	$5,827,300
16,000	EchoStar Corp., Cl. A†	582,880
500	Jupiter Telecommunications Co. Ltd.	558,971
55,000	Scripps Networks Interactive Inc., Cl. A	2,688,400

		14,873,051

	Communications Equipment — 0.8%
250,000	Corning Inc.	4,537,500
210,000	Thomas & Betts Corp.†	11,308,500

		15,846,000

	Computer Hardware — 1.6%
194,000	International Business Machines Corp.	33,280,700

	Computer Software and Services — 1.6%
15,000	eBay Inc.†	484,050
300,000	EMC Corp.†	8,265,000
135,000	Fidelity National Information Services Inc.	4,156,650
450,000	Microsoft Corp.	11,700,000
47,633	Telvent GIT SA†	1,895,793
360,000	Yahoo! Inc.†	5,414,400

		31,915,893

	Consumer Products — 6.0%
45,000	Altria Group Inc.	1,188,450
185,000	Avon Products Inc.	5,180,000
15,000	Clorox Co.	1,011,600
15,000	Compagnie Financiere Richemont SA, Cl. A	982,159
805,000	Eastman Kodak Co.†	2,881,900
86,000	Energizer Holdings Inc.†	6,222,960
200,000	Fortune Brands Inc.	12,754,000
5,000	Hanesbrands Inc.†	142,750
180,000	Harman International Industries Inc.	8,202,600
250,000	Kimberly-Clark Corp.	16,640,000
4,500	National Presto Industries Inc.	456,705
50,000	Philip Morris International Inc.	3,338,500
100,000	Reckitt Benckiser Group plc	5,521,049
1,250,000	Swedish Match AB	41,915,671
225,000	The Procter & Gamble Co.	14,303,250
81,000	Unilever NV - NY Shares, ADR	2,660,850

		123,402,444

	Consumer Services — 0.1%
100,000	Rollins Inc.	2,038,000

	Consumer Staples — 0.0%
1,000	Diageo plc	20,431

	Diversified Industrial — 3.6%
5,000	3M Co.	474,250
4,000	Acuity Brands Inc.	223,120
6,000	Alstom SA	369,964
100,000	Cooper Industries plc	5,967,000
96,000	Crane Co.	4,743,360

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
1,255,000	General Electric Co.	$23,669,300
220,000	Honeywell International Inc.	13,109,800
58,000	ITT Corp.	3,417,940
14,000	Jardine Matheson Holdings Ltd.	802,760
159,000	Jardine Strategic Holdings Ltd.	4,865,400
413,003	National Patent Development Corp.†	660,805
120,000	Textron Inc.	2,833,200
50,000	Trinity Industries Inc.	1,744,000
210,000	Tyco International Ltd.	10,380,300

		73,261,199

	Electronics — 1.5%
470,000	Intel Corp.	10,415,200
100,000	L-1 Identity Solutions Inc.†	1,175,000
300,000	LSI Corp.†	2,136,000
130,000	TE Connectivity Ltd.	4,778,800
315,000	Texas Instruments Inc.	10,341,450
27,000	Thermo Fisher Scientific Inc.†	1,738,530

		30,584,980

	Energy and Utilities: Electric — 0.8%
33,000	American Electric Power Co. Inc.	1,243,440
12,000	DTE Energy Co.	600,240
90,000	El Paso Electric Co.	2,907,000
159,006	GenOn Energy Inc.†	613,763
1,200,000	GenOn Energy Inc., Escrow† (a)	0
110,000	Great Plains Energy Inc.	2,280,300
85,000	Korea Electric Power Corp., ADR†	1,127,950
135,000	Northeast Utilities	4,747,950
200,000	The AES Corp.†	2,548,000
13,333	UIL Holdings Corp.	431,323

		16,499,966

	Energy and Utilities: Integrated — 3.9%
175,000	BP plc, ADR	7,750,750
50,100	CH Energy Group Inc.	2,668,326
145,000	CONSOL Energy Inc.	7,029,600
90,000	Constellation Energy Group Inc.	3,416,400
110,000	Dominion Resources Inc.	5,309,700
100,000	DPL Inc.	3,016,000
195,000	Duke Energy Corp.	3,671,850
650,168	El Paso Corp.	13,133,394
29,000	ENI SpA	685,910
50,350	FirstEnergy Corp.	2,222,952
46,000	Hess Corp.	3,438,960
12,269	Iberdrola SA, ADR	438,494
25,000	Integrys Energy Group Inc.	1,296,000
100,000	NextEra Energy Inc.	5,746,000
80,000	NSTAR	3,678,400
72,000	OGE Energy Corp.	3,623,040
100,000	PNM Resources Inc.	1,674,000

Shares		Market Value

90,000	Progress Energy Inc.	$4,320,900
15,000	Progress Energy Inc., CVO†	1,500
7,200	Public Service Enterprise Group Inc.	235,008
30,000	Suncor Energy Inc., New York	1,173,000
21,000	Suncor Energy Inc., Toronto	823,060
50,000	TECO Energy Inc.	944,500
140,000	Westar Energy Inc.	3,767,400

		80,065,144

	Energy and Utilities: Natural Gas — 2.2%
13,000	AGL Resources Inc.	529,230
16,000	Atmos Energy Corp.	532,000
223,000	National Fuel Gas Co.	16,234,400
73,000	ONEOK Inc.	5,402,730
24,000	Piedmont Natural Gas Co. Inc.	726,240
300,000	Southern Union Co.	12,045,000
80,000	Southwest Gas Corp.	3,088,800
200,000	Spectra Energy Corp.	5,482,000

		44,040,400

	Energy and Utilities: Oil — 5.0%
181,000	Anadarko Petroleum Corp.	13,893,560
45,000	Canadian Oil Sands Ltd.	1,298,512
190,000	Chevron Corp.	19,539,600
185,000	ConocoPhillips	13,910,150
22,000	Denbury Resources Inc.†	440,000
49,000	Devon Energy Corp.	3,861,690
149,000	Exxon Mobil Corp.	12,125,620
40,000	Marathon Oil Corp.	2,107,200
28,000	Nexen Inc.	631,158
2,000	Niko Resources Ltd.	124,859
100,000	Occidental Petroleum Corp.	10,404,000
5,200	PetroChina Co. Ltd., ADR	759,356
107,000	Petroleo Brasileiro SA, ADR	3,623,020
33,000	Repsol YPF SA, ADR	1,147,080
120,000	Royal Dutch Shell plc, Cl. A, ADR	8,535,600
16,000	SilverBirch Energy Corp.†	123,262
25,000	Statoil ASA, ADR	636,250
250,000	Talisman Energy Inc.	5,122,500
17,518	Total SA, ADR	1,013,241
44,000	Transocean Ltd.	2,840,640
40,000	WesternZagros Resources Ltd.†	25,714

		102,163,012

	Energy and Utilities: Services — 2.2%
30,000	ABB Ltd., ADR†	778,500
52,000	Cameron International Corp.†	2,615,080
38,178	GDF Suez, Strips	55
350,000	Halliburton Co.	17,850,000
94,000	Oceaneering International Inc.	3,807,000
40,000	Schlumberger Ltd.	3,456,000
870,000	Weatherford International Ltd.†	16,312,500

		44,819,135

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.0%
30,000	Aqua America Inc.	$659,400

	Entertainment — 1.6%
125,000	Grupo Televisa SA, ADR	3,075,000
38,750	The Madison Square Garden Inc., Cl. A†	1,066,787
120,000	Time Warner Inc.	4,364,400
304,000	Viacom Inc., Cl. A	17,473,920
225,000	Vivendi	6,256,526

		32,236,633

	Environmental Services — 0.3%
145,000	Waste Management Inc.	5,404,150

	Equipment and Supplies — 1.0%
18,000	A.O. Smith Corp.	761,400
24,000	Danaher Corp.	1,271,760
85,000	Flowserve Corp.	9,340,650
6,000	Ingersoll-Rand plc	272,460
1,500	Minerals Technologies Inc.	99,435
81,000	Mueller Industries Inc.	3,070,710
12,000	Parker Hannifin Corp.	1,076,880
90,000	Tenaris SA, ADR	4,115,700

		20,008,995

	Financial Services — 10.8%
6,579	Alleghany Corp.†	2,191,531
276,000	AllianceBernstein Holding LP	5,365,440
365,000	American Express Co.	18,870,500
285,000	American International Group Inc.†	8,356,200
23,990	Argo Group International Holdings Ltd.	712,983
26,168	Banco Popular Espanol SA	147,275
2,000	Banco Santander Chile, ADR	187,620
160,000	Banco Santander SA, ADR	1,841,600
390,000	Bank of America Corp.	4,274,400
12,156	BNP Paribas	938,345
150,000	Citigroup Inc.	6,246,000
20,000	Commerzbank AG, ADR	86,800
110,000	Deutsche Bank AG	6,516,400
105,000	Discover Financial Services	2,808,750
90,000	Federal National Mortgage Association†	29,790
120,147	Federated Investors Inc., Cl. B	2,864,305
31,155	Fidelity Southern Corp.†	213,100
258,000	H&R Block Inc.	4,138,320
10,000	Interactive Brokers Group Inc., Cl. A	156,500
185,000	Janus Capital Group Inc.	1,746,400
280,199	JPMorgan Chase & Co.	11,471,347
75,000	Julius Baer Group Ltd.†	3,098,127
61,100	Kinnevik Investment AB, Cl. A	1,371,688
18,000	Kinnevik Investment AB, Cl. B	399,829
315,000	Legg Mason Inc.	10,319,400
36,000	Leucadia National Corp.	1,227,600

Shares		Market Value

163,000	Loews Corp.	$6,860,670
158,134	M&T Bank Corp.	13,907,885
365,000	Marsh & McLennan Companies Inc.	11,384,350
320,000	Morgan Stanley	7,363,200
176,000	Northern Trust Corp.	8,088,960
39,000	NYSE Euronext	1,336,530
21,000	Och-Ziff Capital Management Group LLC, Cl. A	291,270
40,000	Oritani Financial Corp.	511,600
90,000	PNC Financial Services Group Inc.	5,364,900
650,000	Popular Inc.†	1,794,000
500	Raiffeisen International Bank Holding AG	25,766
958	Reinet Investments SCA†	17,373
44,000	Royal Bank of Canada	2,509,320
240,000	SLM Corp.	4,034,400
165,000	State Street Corp.	7,439,850
210,000	Sterling Bancorp	1,992,900
12,000	SunTrust Banks Inc.	309,600
50,000	T. Rowe Price Group Inc.	3,017,000
140,000	TD Ameritrade Holding Corp.	2,731,400
2,000	The Allstate Corp.	61,060
860,000	The Bank of New York Mellon Corp.	22,033,200
15,000	The Charles Schwab Corp.	246,750
2,000	The Dun & Bradstreet Corp.	151,080
13,000	The Goldman Sachs Group Inc.	1,730,170
38,000	The Student Loan Corp., Escrow (a)	95,000
30,000	The Travelers Companies Inc.	1,751,400
40,000	Unitrin Inc.	1,186,800
155,000	Waddell & Reed Financial Inc., Cl. A	5,634,250
480,000	Wells Fargo & Co.	13,468,800

		220,919,734

	Food and Beverage — 11.3%
30,000	Anheuser-Busch InBev NV	1,740,190
64,500	Brown-Forman Corp., Cl. A	4,644,000
13,500	Brown-Forman Corp., Cl. B	1,008,315
180,000	Campbell Soup Co.	6,219,000
40,000	Coca-Cola Amatil Ltd., ADR	988,000
20,000	Coca-Cola Enterprises Inc.	583,600
15,000	Coca-Cola Femsa SAB de CV, ADR	1,395,150
155,000	Constellation Brands Inc., Cl. A†	3,227,100
136,389	Danone	10,176,070
40,000	Davide Campari - Milano SpA	328,896
315,000	Dean Foods Co.†	3,865,050
80,000	Diageo plc, ADR	6,549,600
100,000	Dr Pepper Snapple Group Inc.	4,193,000
35,000	Feihe International Inc.†	253,050
140,000	Fomento Economico Mexicano SAB de CV, ADR	9,308,600
220,000	General Mills Inc.	8,188,400
3,200,000	Grupo Bimbo SAB de CV, Cl. A	7,414,784
118,000	H.J. Heinz Co.	6,287,040
135,000	Heineken NV	8,118,637
245,000	ITO EN Ltd.	4,330,601

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000	Kellogg Co.	$165,960
1,010,000	Kraft Foods Inc., Cl. A	35,582,300
22,000	McCormick & Co. Inc., Non-Voting	1,090,540
102,000	Nestlé SA	6,338,983
47,000	Nestlé SA, ADR	2,931,860
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,726,539
4,200,000	Parmalat SpA†	15,799,182
44,053	PepsiCo Inc.	3,102,653
41,507	Pernod-Ricard SA	4,091,231
50,841	Remy Cointreau SA	4,279,143
200,000	Sapporo Holdings Ltd.	819,825
1,050,021	Sara Lee Corp.	19,939,899
523,000	The Coca-Cola Co.	35,192,670
36,000	The Hershey Co.	2,046,600
72,178	Tootsie Roll Industries Inc.	2,111,928
95,000	Tyson Foods Inc., Cl. A	1,844,900
165,000	YAKULT HONSHA Co. Ltd.	4,759,083

		233,642,379

	Health Care — 11.3%
113,000	Abbott Laboratories	5,946,060
31,000	Aetna Inc.	1,366,790
155,000	Baxter International Inc.	9,251,950
150,000	Becton, Dickinson and Co.	12,925,500
1,200	Bio-Rad Laboratories Inc., Cl. A†	143,232
745,000	Boston Scientific Corp.†	5,147,950
560,000	Bristol-Myers Squibb Co.	16,217,600
33,000	Cephalon Inc.†	2,636,700
300,000	Covidien plc	15,969,000
455,000	Eli Lilly & Co.	17,076,150
14,076	GlaxoSmithKline plc, ADR	603,860
22,000	Henry Schein Inc.†	1,574,980
100,000	Hospira Inc.†	5,666,000
325,000	Johnson & Johnson	21,619,000
17,000	Laboratory Corp. of America Holdings†	1,645,430
125,052	Mead Johnson Nutrition Co.	8,447,263
24,000	Medco Health Solutions Inc.†	1,356,480
18,000	Medtronic Inc.	693,540
500,000	Merck & Co. Inc.	17,645,000
5,000	Nobel Biocare Holding AG†	101,933
278,000	Novartis AG, ADR	16,988,580
141,000	Patterson Companies Inc.	4,637,490
1,255,000	Pfizer Inc.	25,853,000
63,000	Roche Holding AG, ADR	2,643,480
40,000	Roche Holding AG, Genusschein	6,694,023
20,000	Smith & Nephew plc	213,459
60,000	St. Jude Medical Inc.	2,860,800
1,000,000	Tenet Healthcare Corp.†	6,240,000
240,000	UnitedHealth Group Inc.	12,379,200

Shares		Market Value

10,000	Watson Pharmaceuticals Inc.†	$687,300
18,000	William Demant Holding A/S†	1,624,529
55,000	Wright Medical Group Inc.†	825,000
56,000	Zimmer Holdings Inc.†	3,539,200

		231,220,479

	Hotels and Gaming — 1.4%
115,000	International Game Technology	2,021,700
2,004,352	Ladbrokes plc	4,902,551
307,000	Las Vegas Sands Corp.†	12,958,470
90,000	MGM Resorts International†	1,188,900
80,000	Starwood Hotels & Resorts Worldwide Inc.	4,483,200
15,000	Wynn Resorts Ltd.	2,153,100

		27,707,921

	Machinery — 2.4%
230,000	Bucyrus International Inc.	21,081,800
6,000	Caterpillar Inc.	638,760
319,000	Deere & Co.	26,301,550
20,009	Mueller Water Products Inc., Cl. A	79,636

		48,101,746

	Metals and Mining — 2.1%
575,000	Alcoa Inc.	9,119,500
10,000	Carpenter Technology Corp.	576,800
248,000	Freeport-McMoRan Copper & Gold Inc.	13,119,200
320,000	Newmont Mining Corp.	17,270,400
45,000	Peabody Energy Corp.	2,650,950
2,000	Royal Gold Inc.	117,140
6,615	Teck Resources Ltd., Cl. B	336,220

		43,190,210

	Paper and Forest Products — 0.4%
395,000	Weyerhaeuser Co.	8,634,700

	Publishing — 0.1%
6,016	News Corp., Cl. B	108,769
30,000	The McGraw-Hill Companies Inc.	1,257,300
700	The Washington Post Co., Cl. B	293,265
3,000	Value Line Inc.	40,230

		1,699,564

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	324,900

	Real Estate Investment Trusts — 0.0%
6,000	Rayonier Inc.	392,100

	Retail — 5.7%
6,500	AutoZone Inc.†	1,916,525
20,133	Copart Inc.†	938,198
225,000	Costco Wholesale Corp.	18,279,000
590,059	CVS Caremark Corp.	22,174,417
80,000	Ingles Markets Inc., Cl. A	1,324,000

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
510,000	Macy’s Inc.	$14,912,400
200,000	Safeway Inc.	4,674,000
500	Sears Holdings Corp.†	35,720
200,000	SUPERVALU Inc.	1,882,000
570,000	The Home Depot Inc.	20,645,400
97,000	Tractor Supply Co.	6,487,360
234,000	Wal-Mart Stores Inc.	12,434,760
110,000	Walgreen Co.	4,670,600
10,000	Weis Markets Inc.	407,300
100,000	Whole Foods Market Inc.	6,345,000

		117,126,680

	Specialty Chemicals — 4.0%
18,000	Airgas Inc.	1,260,720
44,000	Albemarle Corp.	3,044,800
50,000	Ashland Inc.	3,231,000
148,000	E. I. du Pont de Nemours and Co.	7,999,400
270,000	Ferro Corp.†	3,628,800
4,000	FMC Corp.	344,080
52,500	H.B. Fuller Co.	1,282,050
230,000	International Flavors & Fragrances Inc.	14,775,200
3,500	NewMarket Corp.	597,485
75,000	Omnova Solutions Inc.†	522,000
5,000	Quaker Chemical Corp.	215,050
200,000	Rhodia SA	9,072,189
40,000	Sensient Technologies Corp.	1,482,800
188,000	The Dow Chemical Co.	6,768,000
200,000	The Lubrizol Corp.	26,854,000
4,000	Zep Inc.	75,600

		81,153,174

	Telecommunications — 4.2%
380,000	AT&T Inc.	11,935,800
525,000	BCE Inc.	20,627,250
46,000	Belgacom SA	1,640,665
4,495(b)	Bell Aliant Inc. (c)	133,855
50,000	BT Group plc	161,699
16,000	BT Group plc, ADR	523,200
570,000	Cincinnati Bell Inc.†	1,892,400
460,000	Deutsche Telekom AG, ADR	7,189,800
20,000	France Telecom SA, ADR	425,800
31,000	Loral Space & Communications Inc.†	2,153,570
2,000,000	Sprint Nextel Corp.†	10,780,000
27,585	Telefonica SA, ADR	675,557
350,000	Telekom Austria AG	4,466,487
160,000	Telephone & Data Systems Inc.	4,972,800
200,000	Telephone & Data Systems Inc., Special	5,386,000
12,000	TELUS Corp.	660,687
15,000	TELUS Corp., Non-Voting	789,000
285,000	Verizon Communications Inc.	10,610,550

		85,025,120

Shares		Market Value

	Transportation — 0.3%
165,000	GATX Corp.	$6,124,800

	Wireless Communications — 0.8%
140,000	Cable & Wireless Communications plc	91,046
140,000	Cable & Wireless Worldwide plc	103,516
36,000	Millicom International Cellular SA, SDR	3,756,403
2,400	NTT DoCoMo Inc.	4,263,089
70,000	Turkcell Iletisim Hizmetleri A/S, ADR†	948,500
7,886	United States Cellular Corp.†	381,840
225,000	Vodafone Group plc, ADR	6,012,000

		15,556,394

	TOTAL COMMON STOCKS	1,973,658,504

	PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	1,082,125

	Entertainment — 0.0%
3,000	Metromedia International Group Inc., 7.250% Pfd.† (a)	7,650

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,374,780

	TOTAL PREFERRED STOCKS	2,464,555

	RIGHTS — 0.0%
	Financial Services — 0.0%
26,168	Banco Popular Espanol, expire 07/11/11	1,897

	Health Care — 0.0%
408,600	Sanofi, CVR, expire 12/31/20†	984,726

	TOTAL RIGHTS	986,623

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

	TOTAL WARRANTS	0

Principal Amount

	CORPORATE BONDS — 0.5%
	Computer Hardware — 0.1%
$2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,942,500

	Diversified Industrial — 0.3%
6,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	5,985,000

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Principal Amount			Market Value

	CORPORATE BONDS (Continued)
	Energy and Utilities: Electric — 0.0%
$ 100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15		$60,500

	Retail — 0.1%
4,300,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/12† (a)		1,314,940

	TOTAL CORPORATE BONDS		9,302,940

	U.S. GOVERNMENT OBLIGATIONS — 2.8%
56,831,000	U.S. Treasury Bills, 0.005% to 0.200%††, 07/07/11 to 12/22/11		56,823,944

	TOTAL INVESTMENTS — 100.0% (Cost $1,610,247,880)		$2,043,236,566

	Aggregate tax cost		$1,620,625,796

	Gross unrealized appreciation		$484,167,931
	Gross unrealized depreciation		(61,557,161)

	Net unrealized appreciation/depreciation		$422,610,770

Notional Amount		Termination Date	Unrealized Appreciation/ Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$195,448 (20,000 Shares)	Rolls-Royce Holdings plc	06/27/12	$11,522
342,314 (140,000 Shares)	Rank Group plc	07/06/12	(6,512)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		$5,010

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $1,417,590 or 0.07% of total investments.
(b)	Denoted in units.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $6,118,855 or 0.30% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVO	Contingent Value Obligation
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2011.
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

8

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$8,343,300	—	$0	$8,343,300
Energy and Utilities: Electric	16,499,966	—	0	16,499,966
Energy and Utilities: Integrated	80,063,644	$1,500	—	80,065,144
Financial Services	220,824,734	—	95,000	220,919,734
Other Industries (a)	1,647,830,360	—	—	1,647,830,360
Total Common Stocks	1,973,562,004	1,500	95,000	1,973,658,504
Preferred Stocks:
Entertainment	—	—	7,650	7,650
Other Industries (a)	2,456,905	—	—	2,456,905
Total Preferred Stocks	2,456,905	—	7,650	2,464,555
Rights (a)	986,623	—	—	986,623
Warrants (a)	—	—	0	0
Corporate Bonds	1,314,940	7,988,000	—	9,302,940
U.S. Government Obligations	—	56,823,944	—	56,823,944
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,978,320,472	$64,813,444	$102,650	$2,043,236,566
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS:
Contract for Difference Swap Agreements	$—	$11,522	$—	$11,522
LIABILITIES (Unrealized Depreciation):*				—
EQUITY CONTRACTS:				—
Contract for Difference Swap Agreements	—	(6,512)	—	(6,512)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$5,010	$—	$5,010

(a)	Please refer to the Schedule of Investments ("SOI") for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

9

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities: Electric	0	—	—	—	—	—	—	—	0	—
Financial Services	—	—	—	95,000	0	—	—	—	95,000	95,000
Publishing	17	—	(268)	251	—	(0)	—	—	—	—
Total Common Stocks	17	—	(268)	95,251	0	(0)	—	—	95,000	95,000
Preferred Stock:
Entertainment	—	—	—	(52,350)	—	—	60,000	—	7,650	(52,350)
Warrants:
Broadcasting	—	—	—	—	—	—	0	—	0	—
Corporate Bonds	2	—	(154,752)	154,750	—	(0)	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$19	$—	$(155,020)	$197,651	$0	$(0)	$60,000	$—	$102,650	$42,650

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2011. For the restricted securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2011 are as follows:

Notional Amount		Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation/ Depreciation
		Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$342,314	(140,000 Shares)	Rank Group plc	Rank Group plc	6/27/11	$(6,512)
195,448	(20,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Group plc	6/27/11	11,522

					$5,010

The Fund’s volume of activity in equity contract for difference swap agreements during the period ended June 30, 2011 had an average monthly notional amount of approximately $503,364.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

The following table summarizes the net unrealized appreciation/depreciation of derivatives held at June 30, 2011 by primary risk exposure:

Asset Derivatives:	Total Net Unrealized Appreciation/Depreciation at June 30, 2011
Equity Contracts	$11,522

Liability Derivatives:
Equity Contracts	$(6,512)

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2010, the Fund had a net capital loss carryforwards for federal income tax purposes of $74,164,504, which are available to reduce future required distributions of net capital gains to shareholders. $1,899,612 of the loss carryforward is available through 2017; $72,264,892 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Fund deferred capital losses of $14,442,132 and currency losses of $70,087.

14

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.

The Gabelli Equity Income Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and Chief Financial Officer
KeySpan Corp.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Robert J. Morrissey

Attorney-at-Law

Morrissey, Hawkins & Lynch

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant, Professor Emeritus

Pace University

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Peter D. Goldstein Chief Compliance Officer	Agnes Mullady Treasurer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q211SR

The

Gabelli Equity Income

Fund

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 1,114, 964, 543 and 1,114 Large Value funds, respectively.

THIRD QUARTER REPORT

JUNE 30, 2011

The Gabelli Woodland Small Cap Value Fund

Third Quarter Report

June 30, 2011

To Our Shareholders,

For the quarter ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Woodland Small Cap Value Fund (the “Fund”) declined 3.56% compared with the Russell 2000 Index decrease of 1.61%.

Enclosed is the portfolio of investments as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a)(b) (Unaudited)
	Quarter	One Year	Three Year	Five Year	Since Inception (12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	(3.56)%	40.00%	7.41%	5.21%	8.63%
Russell 2000 Index	(1.61)	37.41	7.77	4.08	10.89
Class A	(3.44)	40.20	7.45	5.28	8.68
With sales charge (c)	(8.99)	32.14	5.30	4.01	7.90
Class C	(3.63)	39.03	6.64	4.46	7.89
With contingent deferred sales charge (d)	(4.60)	38.03	6.64	4.46	7.89
Class I	(3.44)	40.38	7.70	5.41	8.74

In the current prospectus dated January 28, 2011, the gross expense ratios for Class AAA, A, C, and I Shares are 3.09%, 3.09%, 3.84%, and 2.84%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot directly invest in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge is imposed on redemptions made within one year of purchase.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Elizabeth M. Lilly, CFA

The Gabelli Woodland Small Cap Value Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.4%
	Aerospace — 2.1%
2,420	Kaman Corp.	$85,837
3,200	Spirit Aerosystems Holdings Inc., Cl. A†	70,400

		156,237

	Automotive: Parts and Accessories — 0.6%
1,800	Federal-Mogul Corp.†	41,094

	Business Services — 12.2%
8,500	ACCO Brands Corp.†	66,725
1,758	Ascent Media Corp., Cl. A†	93,121
3,390	Deluxe Corp.	83,767
8,150	Edgewater Technology Inc.†	22,005
2,700	G & K Services Inc., Cl. A	91,422
4,000	Intermec Inc.†	44,160
3,000	Liquidity Services Inc.†	70,830
3,300	Macquarie Infrastructure Co. LLC	91,080
12,800	PRGX Global Inc.†	91,520
10,000	S1 Corp.†	74,800
3,333	Safeguard Scientifics Inc.†	62,927
3,520	The Brink’s Co.	105,002

		897,359

	Commercial Services — 1.0%
23,000	Odyssey Marine Exploration Inc.†	71,990

	Communications Equipment — 1.2%
9,600	Tekelec†	87,648

	Computer Software and Services — 11.6%
5,500	Dynamics Research Corp.†	75,020
3,400	Fair Isaac Corp.	102,680
4,000	Infospace Inc.†	36,480
7,500	Kratos Defense & Security Solutions Inc.†	91,200
7,410	Lawson Software Inc.†	83,140
4,600	Mercury Computer Systems Inc.†	85,928
1,740	MTS Systems Corp.	72,784
6,000	Rimage Corp.	80,580
3,800	Schawk Inc.	62,928
17,700	Tier Technologies Inc.†	88,500
6,800	TransAct Technologies Inc.†	79,560

		858,800

	Consumer Products — 4.8%
5,500	Arctic Cat Inc.†	73,865
4,500	Central Garden and Pet Co., Cl. A†	45,675
2,170	Church & Dwight Co. Inc.	87,972
8,600	Kid Brands Inc.†	44,376
4,900	The Jones Group Inc.	53,165
6,000	ValueVision Media Inc., Cl. A†	45,900

		350,953

Shares		Market Value

	Consumer Services — 1.0%
1,600	Steiner Leisure Ltd.†	$73,088

	Diversified Industrial — 14.5%
2,400	AEP Industries Inc.†	70,056
4,000	Albany International Corp., Cl. A	105,560
1,450	Crane Co.	71,644
1,850	EnPro Industries Inc.†	88,930
20,000	Graphic Packaging Holding Co.†	108,800
5,957	Griffon Corp.†	60,047
2,175	Harsco Corp.	70,905
2,300	L.B. Foster Co., Cl. A	75,693
2,100	Lawson Products Inc.	41,307
1,300	OSI Systems Inc.†	55,900
1,500	Raven Industries Inc.	83,565
2,000	Texas Industries Inc.	83,260
4,500	Vishay Intertechnology Inc.†	67,680
5,171	Vishay Precision Group Inc.†	87,286

		1,070,633

	Electronics — 1.9%
1,300	Analogic Corp.	68,367
16,040	Pulse Electronics Corp.	70,897

		139,264

	Energy and Utilities — 3.4%
1,700	GeoResources Inc.†	38,233
3,300	Insituform Technologies Inc., Cl. A†	69,201
4,600	Mitcham Industries Inc.†	79,580
2,170	PICO Holdings Inc.†	62,930

		249,944

	Entertainment — 0.7%
3,600	Take-Two Interactive Software Inc.†	55,008

	Equipment and Supplies — 5.7%
3,200	Actuant Corp., Cl. A	85,856
3,200	Gerber Scientific Inc.†	35,616
3,350	GrafTech International Ltd.†	67,905
1,950	Mine Safety Appliances Co.	72,813
1,930	Powell Industries Inc.†	70,445
1,450	The Toro Co.	87,725

		420,360

	Financial Services — 3.6%
1,400	Cash America International Inc.	81,018
4,370	First Niagara Financial Group Inc.	57,684
4,500	Investment Technology Group Inc.†	63,090
4,600	TCF Financial Corp.	63,480

		265,272

	Food and Beverage — 2.2%
3,600	Snyders-Lance Inc.	77,868

See accompanying notes to schedule of investments.

2

The Gabelli Woodland Small Cap Value Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,100	The J.M. Smucker Co.	$84,084

		161,952

	Health Care — 6.7%
4,200	AtriCure Inc.†	54,180
1,300	Chemed Corp.	85,176
60,300	Hooper Holmes Inc.†	56,079
3,000	IRIS International Inc.†	29,970
1,000	Quidel Corp.†	15,150
9,240	Rochester Medical Corp.†	83,530
1,000	Techne Corp.	83,370
3,000	Transcend Services Inc.†	88,170

		495,625

	Hotels and Gaming — 1.9%
2,520	Gaylord Entertainment Co.†	75,600
4,400	Pinnacle Entertainment Inc.†	65,560

		141,160

	Machinery — 4.4%
4,664	Key Technology Inc.†	75,417
17,000	Mueller Water Products Inc., Cl. A	67,660
1,670	Robbins & Myers Inc.	88,260
3,750	TriMas Corp.†	92,812

		324,149

	Publishing — 2.0%
14,000	Journal Communications Inc., Cl. A†	72,380
2,700	Scholastic Corp.	71,820

		144,200

	Restaurants — 1.5%
640	DineEquity Inc.†	33,453
8,000	Famous Dave’s of America Inc.†	80,080

		113,533

	Retail — 3.5%
2,100	Best Buy Co. Inc.	65,961
4,400	Collective Brands Inc.†	64,636
2,000	J. Crew Group Inc., Escrow† (a)	0
2,000	Penske Automotive Group Inc.	45,480
5,450	Regis Corp.	83,494

		259,571

	Specialty Chemicals — 5.7%
4,700	A. Schulman Inc.	118,393
660	FMC Corp.	56,773
2,850	H.B. Fuller Co.	69,597
6,000	PolyOne Corp.	92,820
1,900	Quaker Chemical Corp.	81,719

		419,302

Shares		Market Value

	Telecommunications — 4.2%
1,800	Atlantic Tele-Network Inc.	$69,048
7,400	HickoryTech Corp.	87,912
2,400	j2 Global Communications Inc.†	67,752
5,000	Neutral Tandem Inc.†	87,100

		311,812

	Transportation — 1.0%
11,000	Air Transport Services Group Inc.†	75,350

	TOTAL COMMON STOCKS	7,184,304

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$195,000	U.S. Treasury Bill, 0.005%††, 08/25/11	194,998

	TOTAL INVESTMENTS — 100.0% (Cost $5,980,538)	$7,379,302

	Aggregate tax cost	$5,989,412

	Gross unrealized appreciation	$1,769,406
	Gross unrealized depreciation	(379,516)

	Net unrealized appreciation/depreciation	$1,389,890

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the fair valued security had no market value.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

3

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Retail	$259,571	—	$0	$259,571
Other Industries (a)	6,924,733	—	—	6,924,733
Total Common Stocks	7,184,304	—	0	7,184,304
U.S. Government Obligations	—	$194,998	—	194,998
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,184,304	$194,998	$0	$7,379,302

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Retail	$—	$—	$—	$—	$0	$—	$—	$—	$0	$—
Total Common Stocks	—	—	—	—	0	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$—	$0	$—	$—	$—	$0	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and

5

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Continued) (Unaudited)

determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $874,666, which are available to reduce future required distributions of net capital gains to shareholders. $279,714 of the loss carryforward is available through 2017; $594,952 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.

The Gabelli Woodland Small Cap Value Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	Robert J. Morrissey Attorney-at-Law Morrissey, Hawkins & Lynch

Anthony J. Colavita President Anthony J. Colavita, P.C.	Kuni Nakamura President Advanced Polymer, Inc.

Vincent D. Enright Former Senior Vice President and Chief Financial Officer KeySpan Corp.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University

John D. Gabelli Senior Vice President Gabelli & Company, Inc.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

Salvatore J. Zizza Chairman Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary	Agnes Mullady Treasurer

Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

* Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q211SR

The

Gabelli Woodland
Small Cap Value

Fund

THIRD QUARTER REPORT

JUNE 30, 2011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/26/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/26/11

*	Print the name and title of each signing officer under his or her signature.